Related Party Disclosure (Details) - Schedule of rights and obligations - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Related Party Disclosure (Details) - Schedule of rights and obligations [Line Items]
Accounts receivable	S/ 1,314	S/ 2,212
Accounts payable	143	1,559
Fosfatos del Pacífico S.A. [Member]
Related Party Disclosure (Details) - Schedule of rights and obligations [Line Items]
Accounts receivable	1,039	1,449
Accounts payable	37
Compañía Minera Ares S.A.C. [Member]
Related Party Disclosure (Details) - Schedule of rights and obligations [Line Items]
Accounts receivable	199	678
Accounts payable		1,348
Fossal S.A. [Member]
Related Party Disclosure (Details) - Schedule of rights and obligations [Line Items]
Accounts receivable	12
Inversiones ASPI S.A. [Member]
Related Party Disclosure (Details) - Schedule of rights and obligations [Line Items]
Accounts payable	105	211
Other [Member]
Related Party Disclosure (Details) - Schedule of rights and obligations [Line Items]
Accounts receivable	64	85
Accounts payable	S/ 1